Notes Receivable (Details Narrative)		3 Months Ended		6 Months Ended			12 Months Ended
	Jan. 12, 2017 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Jul. 15, 2016 USD ($)	Dec. 31, 2019 USD ($)	Jul. 18, 2016 USD ($)
Policyholder Account Balance [Line Items]
Interest income		$ 176,000	$ 1,791,000	$ 371,000	$ 3,534,000
Deferred revenue, current		6,059,000		6,059,000			$ 4,497,000
Deferred revenue, non current		2,753,000		2,753,000			3,312,000
Net cash proceeds from sale of vessels				0	5,978,000
Notes receivable, current		2,363,000		2,363,000			4,726,000
Notes receivable, net of current portion - Book Value		$ 7,781,000		$ 7,781,000			7,554,000
Sale of MSC Cristina
Policyholder Account Balance [Line Items]
Debt Instrument Interest Rate		6.00%		6.00%
Interest income				$ 105,000	245,000
Gross sale price	$ 126,000,000
Net cash proceeds from sale of vessels	107,250,000
Notes receivable, net	$ 18,750,000
Repayment installments				16
Repayment frequency				quarterly
Notes receivable, current		$ 2,344,000		$ 2,344,000
Notes receivable, net of current portion - Book Value		0		0
Accrued interest income		19,000	$ 57,000	19,000	57,000
Hyundai Merchant Marine Co. Ltd.
Policyholder Account Balance [Line Items]
Trading Securities								$ 40,277,000
Unsecured Notes								$ 6,074,000
Notes Receivable				7,781,000			7,554,000
Deferred Revenue Amortization				562,000	6,058,000
Deferred revenue, current		1,127,000		1,127,000			1,130,000
Deferred revenue, non current		$ 2,753,000		2,753,000			$ 3,312,000
Hyundai Merchant Marine Co. Ltd. | Interest Income and Discount Unwinding
Policyholder Account Balance [Line Items]
Interest income				226,000	$ 246,000
Hyundai Merchant Marine Co. Ltd. | 5 Containerships | Restructuring Agreement
Policyholder Account Balance [Line Items]
Charter Revenue						$ 38,461,000
Hyundai Merchant Marine Co. Ltd. | 5 Containerships | Restructuring Agreement | Senior Notes [Member]
Policyholder Account Balance [Line Items]
Proceeds From Debt				$ 7,692,000
Debt Instrument Interest Rate		3.00%		3.00%
Trading securities equity number of shares | shares				3,657
Hyundai Merchant Marine Co. Ltd. | 5 Containerships | Restructuring Agreement | July 18, 2016 until December 31, 2019
Policyholder Account Balance [Line Items]
Charter Revenue				$ 24,400,000
Effective Date of Arrangements				Jul. 18, 2016
Termination date				Dec. 31, 2019
Hyundai Merchant Marine Co. Ltd. | 5 Containerships | Restructuring Agreement | From January 1, 2020 and thereafter
Policyholder Account Balance [Line Items]
Charter Revenue				$ 30,500,000
Effective Date of Arrangements				Jan. 01, 2020